RIGHT-OF-USE ASSETS AND LEASE LIABILITIES - Maturity of Contractual Undiscounted Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Jun. 30, 2022
Operating Leases
2024	$ 29,457
2025	29,112
2026	28,381
2027	27,125
2028	26,507
2029 and beyond	198,164
Total undiscounted lease liabilities	338,746
Impact of discounting	(203,231)
Total present value of minimum lease payments	135,515	$ 25,331
Finance Leases
2024	12,098
2025	6,428
2026	4,412
2027	3,340
2028	2,501
2029 and beyond	6,428
Total undiscounted lease liabilities	35,207
Impact of discounting	(7,411)
Total present value of minimum lease payments	27,796
Total Operating Lease and Finance Leases
2024	41,555
2025	35,540
2026	32,793
2027	30,465
2028	29,008
2029 and beyond	204,592
Total undiscounted lease liabilities	373,953
Impact of discounting	(210,642)
Total present value of minimum lease payments	$ 163,311